Intangible assets - Schedule of intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 767,228	$ 767,228
Intangible assets other than goodwill, beginning of period	767,228	767,228
Amortisation expense	84,444	84,444
Intangible assets other than goodwill, end of period	767,228	767,228
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	379,246	463,690
Intangible assets other than goodwill, beginning of period	463,690
Intangible assets other than goodwill, end of period	379,246	463,690
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(387,982)	(303,538)
Intangible assets other than goodwill, beginning of period	(303,538)	(219,094)
Amortisation expense	84,444	84,444
Intangible assets other than goodwill, end of period	$ (387,982)	$ (303,538)